Share Based Compensations - Schedule of Stock Option Activity (Details) - USD ($)		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Stock Option Activity [Abstract]
Number of options, Options outstanding	694,952	700,452
Weighted average exercise price, Options outstanding	$ 1.05	$ 1.137
Weighted- average remaining contractual term, Options outstanding	3 years 5 months 12 days	3 years 9 days
Aggregate intrinsic value, Options outstanding	$ 2,772,758	$ 1,318,951
Number of options, Options exercisable		171,382
Weighted average exercise price, Options exercisable		$ 1
Weighted- average remaining contractual term, Options exercisable		2 years 15 days
Aggregate intrinsic value, Options exercisable		$ 346,192
Number of options, Granted		25,612
Weighted average exercise price,Granted		$ 3.68
Weighted- average remaining contractual term, Granted		4 years 6 months 14 days
Number of options, Exercise		2,000
Weighted average exercise price, Exercise		$ 1
Number of options, Forfeited		18,112
Weighted average exercise price, Forfeited		$ 1.32